Fair Value Measurements (Schedule of Carrying Values and Estimated Fair Values of Senior Notes) (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Carrying amount		$ 0.0	$ 350.0
Crestwood Equity Partners LP
Debt Instrument [Line Items]
Carrying amount		0.0	11.4
Fair value		0.0	11.6
Senior Notes, 2020
Debt Instrument [Line Items]
Carrying amount	$ 503.2	503.3	504.0
Fair value	399.8	382.3	481.6
Senior Notes, 2022
Debt Instrument [Line Items]
Carrying amount	600.0	600.0	600.0
Fair value	446.0	437.4	568.5
Senior Notes, 2023
Debt Instrument [Line Items]
Carrying amount	700.0	700.0	0.0
Fair value	$ 519.8	491.8	0.0
Senior Notes 2019
Debt Instrument [Line Items]
Carrying amount		0.0	351.0
Fair value		$ 0.0	$ 360.5